BUSINESS COMBINATION (Details 1) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Business Combinations [Abstract]
Cash and cash equivalent	$ 478
Restricted cash	51
Accounts receivable	1,773
Inventory	3,330
Prepaid expenses and other current assets	470
Right of use asset	1,151
Property and equipment, net	827
Other non-current assets	30
Goodwill	7,538	$ 0
Intangible assets	14,133
Accounts payable	(2,082)
Accrued compensation	(766)
Other accrued liabilities	(1,059)
Deferred revenue	(2,088)
Warranty Obligations	(535)
Leases Liability	(1,151)
Total purchase consideration	$ 22,100